CSMC 2021-NQM7 Trust ABS-15G

Exhibit 99.51

TPR Firm:	EdgeMAC	Date Submitted:	10/14/2021
Client Name:	Credit Suisse	Report:	Exception Report - Loan
Client Project:	CSMC 2021-NQM7	Loans in report:	4

Report Date	Loan Number	Edge MAC ID	Seller Loan Number	Originator	Open Material Exceptions	Open Non Material Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Compensating Factors	Initial Review Date	Occupancy Type	Property State	Note Date	Loan Purpose	TILA Rating	Loan Initial	Loan Final	Credit Initial	Credit Final	Compliance Initial	Compliance Final	Property Initial	Property Final
10/14/2021	1902013932	XXX	XXX	XXX	1) Missing 2nd appraisal due to non-arm's length transaction. Borrowers is the tenant under a lease contract with option to purchase.
COMMENTS: Original purchase contract rec'd: dated XXX and shows purch price $XXX with $XXX due at least signing (XXX).  copy of cancelled ck provided establishing intent to purchase.

2) Missing business December 2018 bank statement from XXX account ending in XXX
COMMENTS: 6/17/19: Received 12/2018 business statement.	1) The loan contains errors within one or more TRID disclosure. The Closing Disclosure (CD) in file dated XXX is missing all of the Seller Paid fees according to the Seller's Closing Disclosure in file dated XXX. Need Post Consummation Closing Disclosure with letter to borrower and proof of method of delivery reflecting all Seller Paid fees in Seller-Paid column of Borrower's CD.
COMMENTS: //UPDATE 06/18/2019: Received PCCD with borrower letter and proof of mailing, reflecting seller paid fees.

2) //UPDATE 06/25/2019: Received PCCD, borrower explanation letter, reimbursement check for $50.00, and proof of delivery; however, the total violation was for $75.00. Please provide the final Alta Settlement Statement or copy of check to show the borrower did receive the residual $25.00 refund, so that the total verified refunds will reconcile with the $75.00 lender credit now listed on the PCCD. //UPDATE 06/18/2019: The XXX Closing Disclosure did not show that the $75.00 Lender Credit was disbursed to the borrower. Received XXX Post Consummation Closing Disclosure which showed the $75.00 Lender Credit; however, need evidence that the borrower did receive the $75.00 reimbursement. This loan failed TRID zero fee tolerance.  On the revised Loan Estimate (LE) in file dated XXX the "Tax Transcripts" fee was added in the amount of $25.00 and on the revised Closing Disclosure (CD) in file dated XXX the "Appraisal Fee" increased by $50.00, both without valid Change of Circumstances, resulting in the below TRID Tolerance Violation.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 1This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $75.00.
								COMMENTS: //UPDATE 06/27/2019: Received PCCD with borrower letter and proof of mailing for $50.00 refund. Previously received PCCD with borrower letter and proof of mailing for $25.00 refund; both checks total $75.00 refund to borrower.	1) Missing the following required Federal and/or State Disclosures: Loan Options Disclosure/Anti-Steering Options Disclosure.	Compensating Factors: 1. 751 FICO, 71 points greater than program guideline minimum FICO of 680 2. 32.91% DTI, 10.09% less than program guideline maximum DTI of 43.00% 3. XXX of the same business for the past 28 years	6/13/2019	Primary Residence	CT	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
10/14/2021	1903015333	XXX	XXX	XXX	1) Seller Approved Exception due to subject is on 42.15 acres vs program maximum of 15 acres.Compensating Factors:1.711 credit score; 31 points above minimum credit score of 680 as required by guidelines 2.35.40% LTV; 54.60% below 90.00% maximum3.DTI of 16.594%, 33.406% lower than the max DTI of 50.00% as required in the guidelines4.Borrower has been employed for the last 5 years5.19 months reserves after closing; only 3 months are required by guidelines
									COMMENTS: 06/05/2019: Client elects to waive guideline requirement with compensating factors.	Compensating Factors: 1. 711 credit score; 31 points above minimum credit score of 680 as required by guidelines 2. 35.40% LTV; 54.60% below 90.00% maximum 3. DTI of 16.594%, 33.406% lower than the max DTI of 50.00% as required in the guidelines 4. Borrower has been employed for the last 5 years 5. 19 months reserves after closing; only 3 months are required by guidelines	6/4/2019	Primary Residence	TX	XXX	Refinance - rate and term	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
10/14/2021	1904016024	XXX	XXX	XXX	1) The Closing Disclosure dated XXX is Missing All of the Seller Paid fees reflected on the Final Settlement Statement in file dated XXX. Need Post Consummation Closing Disclosure (CD) with letter to borrower and proof of method of delivery reflecting all Seller paid fees in Seller-Paid column of Borrower's CD.
COMMENTS: //UPDATE 06/11/2019: Received PCCD, borrower letter, and proof of delivery.	1) Client approved exception to accept XXX issued Employment Authorization instead of VISA.Compensating Factors:1.13 months reserves after closing; only 3 months are required by guidelines2.DTI of 22.03%, 27.97% lower than the max DTI of 50.00% as required in the guidelines3.60.00% LTV; 5.00% below 65.00% maximum
									COMMENTS: 06/06/19: Client elects to waive guideline requirement with compensating factors.	Compensating Factors: 1. 13 months reserves after closing; only 3 months are required by guidelines 2. DTI of 22.03%, 27.97% lower than the max DTI of 50.00% as required in the guidelines 3. 60.00% LTV; 5.00% below 65.00% maximum	6/5/2019	Primary Residence	FL	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG3	EG2	EG1	EG1
10/14/2021	1904016171	XXX	XXX	XXX			1) Missing evidence 12 months verification of rent. COMMENTS: 6/12/19: Received VOR.		1) The loan contains errors within one or more TRID disclosure. The Seller Paid fees on the Closing Disclosure in file dated XXX do not match the Seller Paid fees on the Seller's Closing Disclosure in file dated XXX. Need Post Consummation Closing Disclosure (CD) with letter to borrower and proof of method of delivery reflecting all Seller paid fees in Seller-Paid column of Borrower's CD.	Compensating Factors: 1. 27.28% DTI, 22.72% less than program guideline maximum DTI of 50.00% 2. 775 FICO, 95 points greater than program guideline minimum FICO of 680 3. 22 months reserves vs 5 months program guideline reserves requirement 4. 76.923% LTV, 13.077% less than program guideline maximum LTV of 90.00%	5/29/2019	Primary Residence	NC	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1